Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment, Product and Geographic Information
Revenue	$ 1,201,339	$ 1,547,097	$ 887,282
Driver IC Segment
Segment, Product and Geographic Information
Revenue	460,025	734,508	374,611
Driver IC Segment | Customer A and Its Affiliates
Segment, Product and Geographic Information
Revenue	347,794	443,930	264,700
Driver IC Segment | Customer C
Segment, Product and Geographic Information
Revenue	112,231	290,578	109,911
Non-driver Products Segment
Segment, Product and Geographic Information
Revenue	41,565	57,792	27,556
Non-driver Products Segment | Customer A and Its Affiliates
Segment, Product and Geographic Information
Revenue	40,400	53,153	24,963
Non-driver Products Segment | Customer C
Segment, Product and Geographic Information
Revenue	$ 1,165	$ 4,639	$ 2,593